Other liabilities parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities [Abstract]
Variable lease payments that are not included in the measurement of lease liabilities	₩ 23,272	₩ 12,337
Cash outflows from leases	293,240	279,406
Interest expense on lease liabilities	₩ 18,855	₩ 13,379